INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-lived Intangible Assets [Line Items]
Carrying Amount	$ 6,325	$ 10,667
Carrying Amount	252	295
Accum. Amort.	(1,897)	(2,133)
Foreign currency translation adjustment	16	(34)
Net Amount	268	261
Net Amount	4,428	8,534
Trade names
Finite-lived Intangible Assets [Line Items]
Carrying Amount	6,073	10,372
Accum. Amort.	(1,913)	(2,099)
Net Amount	$ 4,160	$ 8,273